Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions
16.
RELATED PARTY TRANSACTIONS

a) Principal related parties

Name of related parties	Relationship with the Group

Tencent and its subsidiaries (“Tencent Group”)

Kingsoft and its subsidiaries and their respective associates (“Kingsoft Group”)

OrionStar and its subsidiaries (“OrionStar Group”)(1)

Pixiu Inc. and its subsidiaries (“Pixiu Group”)

Live.me and its subsidiaries (“Live.me Group”)

Entities controlled by a shareholder of the Group

Entities controlled by a shareholder of the Group

Entities controlled by a director of the Group

Entities influenced significantly by the Group

Entities that the Group owns 49.6% shares of ownership

(1) OrionStar Group became the subsidiary of the Company since November 30, 2023 as disclosed in Note 3. As a result, OrionStar Group was not considered as the Group’s related party since then.

b) Material related party transactions

In addition to the transactions detailed elsewhere in these financial statements, the Group had the following material related party transactions for the years ended December 31, 2022, 2023 and 2024:

		For the year ended December 31,
		2022	2023	2024
		RMB	RMB	RMB	US$
Services received from:	(i)
Kingsoft Group		15,236	14,248	12,243	1,677
Tencent Group		20,534	13,293	19,444	2,664
OrionStar Group		347	2,324	—	—
Services provided to:	(ii)
Tencent Group		12,479	9,565	6,668	914
OrionStar Group		2,610	2,402	—	—
Pixiu Group		433	972	1,220	167
Live.me Group		33,305	35,006	27,531	3,772
Purchase of products and equipment:
OrionStar Group	(iii)	1,130	991	—	—
Sales of products and equipment:		—	—	—	—
Others		—	—	17,726	2,428
Loans and investments provided to:
Pixiu Group	(iv)	14,181	—	—	—

(i)
The Group entered into agreements with Kingsoft Group pursuant to which Kingsoft Group provided services including cloud services, leasing, license and other miscellaneous services to the Group; The Group entered into agreements with Tencent Group pursuant to which Tencent Group provided promotion, distribution and cloud services to the Group; The Group entered into agreements with OrionStar Group pursuant to which OrionStar Group provided technical support services to the Group.
(ii)
The Group entered into agreement with Tencent Group to provide online marketing services to Tencent Group; The Group entered into agreement with Live.me, Pixiu Group and OrionStar Group to provide technical support, multi-cloud management and other services.
(iii)
The Group entered into distribution and several robotics purchase agreements with OrionStar Group, pursuant to which the Group purchased robotics products from OrionStar Group.
(iv)
The Group entered into loan agreements with Pixiu Group including a 3-year capital allocation loan which the original expiration date was January 2022 and renewed annually after 2022. The expiration date for the remaining principal balance is extended to December 2025.

c. Balances of related party transactions

The balances between the Group and its related parties as of December 31, 2023 and 2024 are listed below:

(1)
Amount due from related parties, net

	As of December 31,
	2023	2024
	RMB	RMB	US$
Live.me Group	20,654	11,877	1,627
Tencent Group	5,476	40,481	5,546
Pixiu Group	21,097	21,839	2,992
Kingsoft Group	4,188	6,455	884
Other related parties	20,090	26,282	3,601
Total	71,505	106,934	14,650

The movements in the allowance for credit losses were as follows:

	Year ended December 31,
	2023	2024
	RMB	RMB	US$
Balance as of January 1	67,089	35,582	4,875
(Reverse)/Addition	(30,534)	1,128	155
Amounts written off	(1,026)	—	—
Foreign Exchange effect	53	137	19
Total	35,582	36,847	5,049

(2)
Amount due to related parties

	As of December 31,
	2023	2024
	RMB	RMB	US$
Tencent Group	9,776	12,570	1,722
Kingsoft Group	3,597	2,662	365
Other related parties(i)	70,774	54,374	7,449
Total	84,147	69,606	9,536

As of December 31, 2024, the amount of due to other related parties primarily included a convertible loan with principal amount of RMB49,192(US$6,739) due by Beijing OrionStar to Mr. Sheng Fu, chief executive officer and director of the Group.